Share-based payments	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The Group has granted BCEs, BSAs and AGAs. These plans qualify as “equity settled” under IFRS 2. The Group does not have any obligation to purchase these instruments in the event of departure or if a specific event does not occur.
BCEs
The following tables summarize the data relating to BCEs:

TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2026	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE THREE MONTHS ENDED MARCH 31, 2026			AS OF MARCH 31, 2026
Total BCEs	496,965	207,679	—	—	(2,540)	205,139	120,922	205,139
BSAs
The following tables summarize the data relating to BSAs:

TYPE	Total NUMBER OF BSAs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2026	NUMBER OF ISSUED BSAs		NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING		NUMBER OF BSAs EXERCISA BLE		MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE THREE MONTHS ENDED MARCH 31, 2026				AS OF MARCH 31, 2026
Total BSAs	510,191	253,727	23,477	—	—	—	277,204	—	76,830	—	277,204
BSAs granted in February 2026
In February 2026, the Group granted its independent Board members, as well as a Board observer and advisor, the right to subscribe up to 23,477 BSAs in the aggregate, the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on each February 1,thereafter. The BSAs were subscribed in February 2026.
The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2026-1	€99.63	[€77.7-€83.2]	23,477	€20.23	€99.63	3.77%	[5.5-7 years]	99.33%
AGAs
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	Total NUMBER OF AGAs ISSUED	NUMBER OF BCE OUTSTANDING AS OF JANUARY 1, 2026	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDING
				FOR THE THREE MONTHS ENDED MARCH 31, 2026			AS OF MARCH 31, 2026
	Total AGAs	11,171,743	8,395,678	460,845	(21,000)	(752,236)	8,083,287

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2026-1	€95.50	€95.50	N/A	N/A	N/A
AGA-2026-2	€106.00	€106.00	N/A	N/A	N/A
AGA-2026-3	€106.00	€106.00	N/A	N/A	N/A
AGAs granted in February and March 2026
In February and March 2026 certain of the Group's officers and employees were allocated 47,500 AGAs (AGA plan 2026-1), 294,476
(AGA plan 2026-2), 1,619 (AGA plan 2026-3) in the aggregate, the vesting of which is subject to the following service condition:
50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date.
Accelerated vesting of AGA plans in March 2026
In light of Dr. Didier Scherrer's departure from his role as Chief Scientific Officer, the Group entered into a settlement agreement
("protocole d’accord transactionnel") with Dr. Didier Scherrer under which (i) the Group waived the continued employment condition attached to 77,050 free shares previously granted to Dr. Scherrer, (ii) the Group waived the continued employment condition for a further 40,200 free shares, subject to specific performance conditions, and (iii) the remaining 217,750 free shares previously granted to
Dr. Scherrer are lapsed.
As a result of transactions (i) and (ii), the Group recognized an expense equal to the fair value of these 117,250 AGAs (measured on
March 5, 2026) of €11,619 thousand during the three-month period ended March 31, 2026 (the accelerated vesting following the settlement agreement was accounted for as a new grant under IFRS 2, with the original grants being cancelled and the corresponding expense reversed as of December 31, 2025).
Breakdown of the compensation expenses accounted for the three-month periods ended March 31, 2025 and 2026:

TYPE (in thousands of euros)	FOR THE THREE MONTHS ENDED MARCH 31, 2025		FOR THE THREE MONTHS ENDED MARCH 31, 2026
BCEs	—	—	—
BSAs	(65)	—	(149)
AGAs	(4,623)	—	(22,461)
Social taxes related to AGAs	(683)	—	1,209
Total	(5,372)	—	(21,401)
The increase in AGA expenses for the three months ended March 31, 2026 is attributable to the €11,619 thousand expense recognized in relation to the accelerated vesting of certain of the Group's former Chief Scientific Officer's AGA plans (see above) as well as the impact of plans granted in 2025.
The debit amount of social taxes related to AGAs (and related provisions) for the three months ended March 31, 2026 is attributable to unused reversals of provisions amounting to €3,394 thousand (see Note 17.3) due to (i) the decrease in the price of the underlying shares over the period and, to a lesser extent, (ii) forfeitures following employee departures and changes in estimates regarding the achievement of performance conditions. The amount of unused reversals is partly offset by social charges recognized in relation to the
77,050 AGAs granted to the Group's former Chief Scientific Officer, for which vesting was effective as of March 5, 2026 and amounting to €2,256 thousand.
Changes in provisions for social taxes related to AGAs are presented in Note 17.3.